Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 51.8%
Penn Series Flexibly Managed Fund*	159,752	$17,037,516
Penn Series Index 500 Fund*	743,737	37,789,295
Penn Series Large Cap Growth Fund*	44,200	1,871,850
Penn Series Large Cap Value Fund*	111,394	5,779,134
Penn Series Large Core Growth Fund*	54,231	1,882,361
Penn Series Large Core Value Fund*	112,181	3,833,232
Penn Series Large Growth Stock Fund*	21,414	1,849,315
Penn Series Mid Cap Growth Fund*	105,776	3,757,153
Penn Series Mid Core Value Fund*	246,629	9,591,420
Penn Series Real Estate Securities Fund*	224,095	7,688,689
Penn Series Small Cap Index Fund*	118,186	3,738,236
Penn Series SMID Cap Growth Fund*	41,577	1,847,257
Penn Series SMID Cap Value Fund*	48,202	1,901,067
TOTAL AFFILIATED EQUITY FUNDS (Cost $72,520,716)		98,566,525

AFFILIATED FIXED INCOME FUNDS — 37.0%
Penn Series High Yield Bond Fund*	397,276	7,599,889
Penn Series Limited Maturity Bond Fund*	389,193	5,713,356
Penn Series Quality Bond Fund*	3,421,857	57,213,448
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $66,672,121)		70,526,693

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.7%
Penn Series Developed International Index Fund*	383,234	7,411,743
Penn Series Emerging Markets Equity Fund*	516,202	5,533,693
Penn Series International Equity Fund*	171,834	7,462,750
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,030,833)		20,408,186
TOTAL INVESTMENTS — 99.5% (Cost $157,223,670)		$189,501,404
Other Assets & Liabilities — 0.5%		899,588
TOTAL NET ASSETS — 100.0%		$190,400,992

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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